Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary Of Related Parties And Nature Of Relationship

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd. (“Hainan Huiliu”)	Entity controlled by a principle shareholder
Ningbo Nuannuan Network Technology Co., Ltd. (“Ningbo Nuannuan”)	Entity controlled by principle shareholders
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Summary of Due From and Due To Related Parties
Amounts due from related parties as of December 31, 2020 and December 31 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties:
Ningbo Nuannuan	2,940	—	—
Hainan Huiliu	—	4,787	751
Total	2,940	4,787	751

Amounts due to related parties as of December 31, 2020 and December 31 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due to related parties
Shenyang Bokai	—	245	38

Summary of Transactions With Related Parties
Transactions with related parties for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Labor recruitment service received from:

Hainan Huiliu	—	—	54,525	8,556
Shenyang Bokai	—	—	1,525	239
Total	—	—	56,050	8,795